Document and Entity Information	May 16, 2024
Cover [Abstract]
Entity Address, State or Province	NY
Amendment Flag	false
Entity Central Index Key	0001605607
Document Type	8-K
Document Period End Date	May 16, 2024
Entity Registrant Name	Paramount Group, Inc.
Entity Incorporation State Country Code	MD
Entity File Number	001-36746
Entity Tax Identification Number	32-0439307
Entity Address, Address Line One	1633 Broadway
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	237-3100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock of Paramount Group, Inc., $0.01 par value per share
Trading Symbol	PGRE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false